Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents		$ 1,178,168	$ 741,537
Accounts receivable		2,258,220	2,830,047
Prepayments, deposits and other receivables		741,710	221,693
Inventories, net		345,973	245,074
Total current assets		4,524,071	4,359,692
Non-current assets
Property, plant and equipment, net		230,695	216,523
Long-term rental deposits		97,427	15,424
Right-of-use assets – operating lease		2,325,978	640,801
Deferred tax assets		23,165	9,567
Total non-current assets		2,677,265	882,315
TOTAL ASSETS		7,201,336	5,242,007
Current liabilities
Bank borrowing – current		154,972	156,170
Tax payable		307,432	161,166
Operating lease liabilities		1,163,658	565,864
Total current liabilities		1,926,766	1,213,513
Non-current liabilities
Operating lease liabilities		1,162,320	82,649
Total non-current liabilities		1,249,750	82,649
TOTAL LIABILITIES		3,176,516	1,296,162
Commitments and contingencies (Note 19)
Shareholders’ equity
Additional paid-in capital		3,056,123	3,056,123
Retained earnings		972,317	862,589
Accumulated other comprehensive income		(4,720)	26,033
Total shareholders’ equity		4,024,820	3,945,845
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		7,201,336	5,242,007
Common Class A [Member]
Shareholders’ equity
Ordinary shares	[1]	1,000	1,000
Common Class B [Member]
Shareholders’ equity
Ordinary shares		100	100
Third Party [Member]
Current assets
Accounts receivable		488,713	14,770
Prepayments, deposits and other receivables		631,013	221,693
Non-current assets
Long-term rental deposits		97,427
Right-of-use assets – operating lease		2,243,963	473,170
Current liabilities
Accounts payable		138,590	76,883
Accruals and deposits received		121,958	111,998
Operating lease liabilities		1,081,643	473,170
Non-current liabilities
Long term deposit received – third party		87,430
Operating lease liabilities		1,162,320
Related Party [Member]
Current assets
Accounts receivable		1,769,507	2,815,277
Amount due from a related party			321,341
Prepayments, deposits and other receivables		110,697
Non-current assets
Long-term rental deposits			15,424
Right-of-use assets – operating lease		82,015	167,631
Current liabilities
Accounts payable		15,306	56,791
Accruals and deposits received		13,393	84,641
Amounts due to related parties		11,457
Operating lease liabilities		82,015	92,694
Non-current liabilities
Operating lease liabilities			$ 82,649

[1]	The shares data is presented on a retroactive basis to reflect the Reorganization (Note 1).